Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Annual Return [Percent]	4.46%	19.65%	13.48%	(8.76%)	21.08%	11.91%	24.00%	(4.25%)
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund
Prospectus [Line Items]
Annual Return [Percent]	25.02%	10.82%	10.69%	(7.25%)	10.78%	(0.74%)	15.93%
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund
Prospectus [Line Items]
Annual Return [Percent]	21.68%	9.39%	19.35%	(13.40%)	5.92%	9.64%	2.98%